Summary of Significant Accounting Policies - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts, beginning balance	$ (1,794)	$ 0
Bad debt expense	1,736	1,794	$ 0
Write-offs	0	0
Foreign exchange and other	(293)	0
Allowance for doubtful accounts, ending balance	$ (3,237)	$ (1,794)	$ 0